Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 04, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares			$ 897,014	$ 0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Description of number of shares authorized			unlimited number of common shares
Number of shares cancelled during period		5,784
Number of shares issued	6,361,800
Share issue price	$ 141
Proceeds from issue of ordinary shares	$ 897,014
Issuance costs	27,937
Income tax benefits from equity net of tax	$ 10,264